Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01
Treasury stock, shares	4,692	4,692
Common Class A [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	90,000,000	90,000,000
Common stock, shares issued	11,538,252
Common Class B [Member]
Common stock, par value	$ 0.001
Common stock, shares authorized	10,000,000
Common stock, shares issued	1,716,680
Common stock, shares outstanding	1,716,680
Series A Common Stock [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	90,000,000	90,000,000
Common stock, shares issued	11,558,252	13,098
Common stock, shares outstanding	11,558,252	13,098
Series B Common Stock [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	1,716,860	0
Common stock, shares outstanding	1,716,860	0
Deep Medicine Acquisition Corp [Member]
Common stock subject to possible redemption, shares		574,764	830,210	12,650,000
Common stock subject to possible redemption, price per share		$ 11.37	$ 10.83	$ 10.10
Preferred stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized		1,000,000	1,000,000	1,000,000
Preferred stock, shares issued		0	0	0
Preferred stock, shares outstanding		0	0	0
Common stock, par value		$ 0.0001
Deep Medicine Acquisition Corp [Member] | Common Class A [Member]
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized		100,000,000	100,000,000	100,000,000
Common stock, shares issued		3,783,200	3,783,200	620,700
Common stock, shares outstanding		3,783,200	3,783,200	620,700
Common stock shares subject to possible redemption		574,764	830,210	12,650,000
Deep Medicine Acquisition Corp [Member] | Common Class B [Member]
Common stock, par value			$ 0.0001	$ 0.0001
Common stock, shares authorized		10,000,000	10,000,000	10,000,000
Common stock, shares issued			0	3,162,500
Common stock, shares outstanding			0	3,162,500